Sullivan & Worcester LLP                     T 202 775 1200
 1666 K Street, NW                            F 202 293 2275
 Washington, DC 20006                         www.sandw.com

                                            February 4, 2009


VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                         Metropolitan Series Fund, Inc.
                  (BlackRock Legacy Large Cap Growth Portfolio)
                      File No. 333-157080 - CIK: 0000710826


Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-effective Amendment No. 1 to the Registration Statement on Form N-14 of Metropolitan Series Fund, Inc. (the "Fund") filed on February 2, 2009. This filing relates to the acquisition of the assets and liabilities of Met/AIM Capital Appreciation Portfolio, a series of Met Investors Series Trust, by and in exchange for shares of BlackRock Legacy Large Cap Growth Portfolio, a series of the Fund. This Pre-Effective Amendment is being filed solely for the purpose of adding an additional class of shares (Class E) to the class identifiers in the submission header included in the initial Registration Statement.

         Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1207.

                                             Very truly yours,

                                             /s/ David C. Mahaffey
                                             -----------------------
                                             David C. Mahaffey





Enclosures

cc:  Elizabeth M. Forget
     Michael Lawlor, Esq.
     John Loder, Esq.
     Michael O'Sullivan
     Catherine Dent
     Bryan Anderson